Ivy Funds

Supplement dated April 30, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018 and April 13, 2018

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy Bond Fund:

∎	The name of Ivy Bond Fund is changed to Ivy Corporate Bond Fund.

∎	Ivy Corporate Bond Fund’s benchmark is changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays U.S. Credit Index. Both benchmark indexes will be shown in the Fund’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the Bloomberg Barclays U.S. Credit Index as of December 31, 2017 is shown below:

Average Annual Total Returns

Indexes	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Bloomberg Barclays U.S. Aggregate Bond Index, effective April 30, 2018. IICO believes that the Bloomberg Barclays U.S. Credit Index is more reflective of the types of securities in which the Fund invests than the Bloomberg Barclays U.S. Aggregate Bond Index.)	6.18%	3.24%	5.42%

∎	The first paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12 is hereby removed.

∎	The following replaces the second paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12:

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income” securities). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO) to be of comparable quality). The Fund may invest up to 20% of its net assets in other types of debt securities, including mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Fund may invest, may be backed only by the pool of assets pledged as security for the transaction. The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.

∎	The following replaces the first two sentences of the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section for Ivy Corporate Bond Fund on page 70:

Ivy Corporate Bond Fund: The Fund seeks to achieve its objective to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment grade debt securities and, to a lesser extent, in non-investment grade debt securities and convertible securities. The Fund may invest up to 20% of its net assets in other types of debt securities, including mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities), other asset-backed securities, and to a lesser extent, debt securities issued by foreign governments or municipal issuers.

∎	The following replaces the first sentence of the second paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section for Ivy Corporate Bond Fund on page 70:

The Fund may invest a portion of its assets in mortgage-backed securities, including U.S. government or U.S. government-related mortgage loan pools or private mortgage loan pools.

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy Apollo Strategic Income Fund on page 10:

Portfolio Managers

Each of the following (except as noted) has managed all or a portion of the Fund since its inception in October 2015:

∎	Mark G. Beischel, Senior Vice President of IICO

∎	Chad A. Gunther, Senior Vice President of IICO

∎	James Zelter, President of Apollo

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∎	Joseph Moroney*, CFA, Senior Portfolio Manager of Apollo

*	Mr. Moroney assumed co-investment management responsibilities for Ivy Apollo Strategic Income Fund effective April 2018.

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy Apollo Multi-Asset Income Fund on page 66:

Portfolio Managers

Each of the following (except as noted) has managed all or a portion of the Fund since its inception in October 2015:

∎	Philip J. Sanders, President and Chief Investment Officer of IICO

∎	Mark G. Beischel, Senior Vice President of IICO

∎	Chad A. Gunther, Senior Vice President of IICO

∎	Robert E. Nightingale, Senior Vice President of IICO

∎	James Zelter, President of Apollo

∎	Joseph Moroney[1], CFA, Senior Portfolio Manager of Apollo

∎	George J. Noon, CFA, Portfolio Manager of LaSalle

∎	Stanley J. Kraska, Jr. [2], Portfolio Manager of LaSalle

∎	Matthew Sgrizzi, CFA, Portfolio Manager of LaSalle

∎	Lisa L. Kaufman[3], Portfolio Manager of LaSalle

[1]	Mr. Moroney assumed co-investment management responsibilities for Ivy Apollo Multi-Asset Income Fund effective April 2018.
[2]	Effective September 4, 2018, Mr. Kraska is retiring from LaSalle and will no longer serve as a co-portfolio manager of the Fund.
[3]	Ms. Kaufman assumed co-investment management responsibilities for Ivy Apollo Multi-Asset Income Fund effective September 2016.

Effective immediately, the following replaces the first sentence of the first paragraph of the “The Management of the Funds – Portfolio Management – Ivy Apollo Multi-Asset Income Fund” section on page 104:

Philip J. Sanders, Mark G. Beischel, Chad A. Gunther, Robert E. Nightingale, James Zelter, Joseph Moroney, George J. Noon, Stanley J. Kraska, Matthew Sgrizzi and Lisa Kaufman are primarily responsible collectively for the day-to-day portfolio management of Ivy Apollo Multi-Asset Income Fund.

Effective immediately, the following is inserted as a new paragraph immediately following the last paragraph of the “The Management of the Funds – Portfolio Management – Ivy Apollo Multi-Asset Income Fund” section on page 105:

Mr. Moroney has held his Fund responsibilities since April 2018. Mr. Moroney joined Apollo Global in 2008 and is the Co-Head of the Global Performing Credit platform for Apollo Capital Management, L.P. He also serves as Senior Portfolio Manager for Apollo. Prior to joining Apollo, Mr. Moroney was with Aladdin Capital Management, where he served as the Senior Managing Director of its leveraged loan group. Mr. Moroney graduated from Rutgers University with a BS in Ceramic Engineering. He is a Chartered Financial Analyst.

Effective immediately, the following replaces the first sentence of the first paragraph of the “The Management of the Funds – Portfolio Management – Ivy Apollo Strategic Income Fund” section on page 105:

Mark G. Beischel, Chad A. Gunther, James Zelter and Joseph Moroney are primarily responsible collectively for the day-to-day portfolio management of Ivy Apollo Strategic Income Fund.

Effective immediately, the following is inserted as a new paragraph immediately following the last paragraph of the “The Management of the Funds – Portfolio Management – Ivy Apollo Strategic Income Fund” section on page 105:

Mr. Moroney has held his Fund responsibilities since April 2018. Mr. Moroney also is a portfolio manager for the Ivy Apollo Multi-Asset Income Fund and his biographical information is listed in the disclosure for that Fund above.

Effective immediately, the following is inserted as a new paragraph in the “The Management of the Funds – Portfolio Management – Ivy Apollo Multi-Asset Income Fund” section on page 105:

Effective September 4, 2018, Mr. Kraska is retiring from LaSalle and will no longer serve as a co-portfolio manager of the Fund.

Additional sales charge discounts and waivers will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the following is inserted immediately following page A-1 of the prospectus.

PURCHASES THROUGH AMERIPRISE FINANCIAL

Automatic exchange of Class C shares:

Effective June 1, 2018 Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

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Front-End Sales Load Waivers on Class A Shares available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or brokerage account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

∎	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

∎	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

∎	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

∎	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

∎	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

∎	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

∎	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

∎	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley Wealth Management

∎	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

∎	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

∎	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

∎	Shares purchased through a Morgan Stanley self-directed brokerage account

∎	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

∎	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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